Goodwill and Intangible Assets (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jul. 06, 2021	Jun. 24, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets (Details) [Line Items]
Net Assets	$ 279,036
Consideration	2,088,393
Totl fair value	279,036			$ 1,809,357
Aggregate of shares of common stock (in Shares)		2,266,667	2,266,667	2,266,667
Aggregate fair value		$ 2,969,334	$ 2,969,334	$ 2,969,334		$ 2,969,334
Shares of common stock (in Shares)			2,000,000	2,000,000
Fair value				$ 2,620,000		2,620,000
Amortization expense			$ 224,961	674,882		$ 8,837
Total consideration	2,088,393
Goodwill	$ 1,809,357
Issued common stock (in Shares)		2,266,667
Total consideration							$ 7,000
Shares of common stock (in Shares)	2,008,310					2,000,000
Aggregate of shares of common stock issued (in Shares)						2,266,667
Common Stock [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Totl fair value				$ 2,620,000		$ 2,620,000
Celebrity chef shares (in Shares)						2,000,000
Aggregate of shares of common stock issued (in Shares)							127,942,741
Celebrity Chef [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Shares of common stock (in Shares)			2,000,000	2,000,000
Homemade Meals, LLC [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Total consideration		$ 2,969,334